Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 1,258,304	$ 1,191,676
Less: allowance for depreciation and amortization	668,658	658,871
Property, plant and equipment, net	589,646	532,805
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	58,555	50,245
Building And Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	349,682	328,269
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 850,067	$ 813,162